Employee Stock Ownership Plan	12 Months Ended
Dec. 31, 2019
Employee Stock Ownership Plan [Abstract]
EMPLOYEE STOCK OWNERSHIP PLAN

NOTE 16:  EMPLOYEE STOCK OWNERSHIP PLAN

The Bank established the Pathfinder Bank Employee Stock Ownership Plan (“Plan”) to purchase stock of the Company for the benefit of its employees.  In July 2011, the Plan received a $1.1 million loan from Community Bank, N.A., guaranteed by the Company, to fund the Plan’s purchase of 125,000 shares of the Company’s treasury stock.  The loan was being repaid in equal quarterly installments of principal plus interest over ten years beginning October 1, 2011.  Interest accrued at the Wall Street Journal Prime Rate plus 1.00%, and was secured by the unallocated shares of the ESOP stock.  This loan was refinanced in connection with the Conversion and Offering that occurred on October 16, 2014.

In connection with the Conversion and Offering, the ESOP purchased 105,442 shares issued in the offering by obtaining a loan from the Company which was used to purchase both the additional shares and refinance the remaining outstanding balance on the loan from Community Bank N.A.  There were 138,982.5 shares associated with the refinanced loan resulting in a total of 244,424.5 shares associated with the new loan provided by the Company.

The ESOP loan from the Company has a ten year term and is being repaid in equal payments of principal and interest under a fixed rate of interest equal to 3.25% which was the prime rate of interest on the date of the closing of the offering.  This ESOP loan from the Company, also referred to as an internally leveraged ESOP, does not appear as a liability on the Company’s consolidated statement of condition as of December 31, 2019 in accordance with ASC 718-40-25-9d.

In accordance with the payment of principal on the loan, a proportionate number of shares are allocated to the employees over the ten year time horizon of the loan.  Participants’ vesting interest in the shares of Company stock is at the rate of 20% per year. Compensation expense is recorded based on the number of shares released to the participants times the average market value of the Company’s stock over that same period.  Dividends on unallocated shares, recorded as compensation expense on the income statement, are made available to the participants' account. The Company recorded $369,000 and $411,000 in compensation expense in 2019 and 2018, respectively, including $30,000 and $36,000 for dividends on unallocated shares in these same time periods.  At December 31, 2019, there were 116,102 unearned ESOP shares with a fair value of $1.6 million.